Operating Segment and Revenue Information - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 3,291,188	¥ 2,097,224	¥ 1,770,531
Revenue that was included in contract liability balance at beginning of period	2,704	781
Revenue from performance obligations satisfied or partially satisfied in previous periods	48,825	53,931
Medipal Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers		¥ 225,962	¥ 220,249
AmerisourceBergen Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	367,625
McKesson Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 342,210